EQUITY	12 Months Ended
Jul. 31, 2020
EQUITY
EQUITY

NOTE 14 – EQUITY

Ordinary Shares

The Company was established under the laws of the British Virgin Islands on January 5, 2015. Prior to the Reorganization, the authorized capital was 100,000,000 ordinary shares with par value of $0.0004 per share and 50,000,000 shares were issued at par value. On August 21, 2018, the Company amended its Memorandum of Association to cancel the 50,000,000 issued shared and simultaneously increased the number of the authorized shares to 100,000,000,000 and increase the par value of each share to $0.001. In connection with the cancellation of the 50,000,000 shares, the Company issued 50,000 new shares to the controlling shareholders at $0.001 per share.

On November 2, 2018, the Company issued additional 49,950,000 ordinary shares, at par value of $0.001 per share, to its beneficial owners, in private transactions, for a total consideration of $49,950.

On February 27, 2019, the Company’s pre-IPO shareholders surrendered an aggregated 15,000,000 ordinary shares, which were subsequently cancelled, for no consideration, and resulted in a reduction in outstanding issued shares from 50,000,000 ordinary shares to 35,000,000 ordinary shares with a par value of $0.001 per share (the “Surrender”).

The above-mentioned transactions were considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

Initial Public Offering

On April 29, 2019, the Company completed its IPO of 2,074,672 ordinary shares at a public offering price of $5.00 per share. The gross proceeds were approximately $10.4 million before deducting the underwriter's commissions and other offering expenses, resulting in net proceeds of approximately $8.8 million to the Company. In connection with the offering, the Company’s ordinary shares began trading on the NASDAQ Capital Market on May 3, 2019, under the symbol “ATIF.”

Shares issued for acquisition of LGC

As disclosed in Note 4 above, on April 22, 2020, the Company completed an acquisition of approximately 51.2% of the equity interest of LGC. In connection with the acquisition, the Company issued a total of 9,940,002 shares of its common stock to LGC’s shareholders with fair value of approximately $21.07 million based on the closing price of the Company’s stocks at the Closing Date.

As of July 31, 2020 and 2019, the Company had a total of 47,014,674 and 37,074,672 ordinary shares issued and outstanding, respectively.

Noncontrolling interest

Non-controlling interests represent minority shareholders’ 48.8% ownership interest in LGC not acquired by the Company in connection with the Company’s acquisition of equity interest in LGC. The following table reconciles the non-controlling interest as of July 31, 2020 and 2019:

Total
As of July 31, 2018	$—
Net income (loss) attributable to non-controlling interest	—
Foreign currency translation adjustment	—
As of July 31, 2019	$—
Acquisition of noncontrolling interest	19,664,326
Net loss attributable to non-controlling interest	(2,407,669)
Foreign currency translation adjustment	(42,174)
As of July 31, 2020	$17,214,483

Statutory reserve and restricted net assets

The Company’s VIE operating entities are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOEs and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, the Company’s WFOEs, Huaya and LMG, and their respective VIEs and VIEs’ subsidiaries are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the WFOEs, VIEs and VIE’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

As of July 31, 2020 and 2019, the restricted amounts as determined pursuant to PRC statutory laws totaled $355,912 and $355,912, respectively, and total restricted net assets amounted to $2,268,330 and $962,374, respectively.